Company information (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Janssen Pharmaceutica NV
Disclosure Of Information Related To The Company [Line Items]
Proceeds receivable due to milestone completion	$ 20.0	$ 20.0